Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of components of deferred tax assets and liabilities

The components of deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Accrued compensation	$296	$289
Accrued other expense	123	114
Stock compensation	5,303	3,913
Start-up costs and other intangibles	13,727	14,104
Lease liability	157	219
Net operating losses	20,131	13,536
Capitalized Research and Development Expenses	6,387	—
Other	32	22
	46,156	32,197
Less: valuation allowance	(45,923)	(31,939)
Total deferred tax assets	228	258
Deferred tax liabilities:
Depreciation	(89)	(40)
ROU Asset	(138)	(218)
Total deferred tax liabilities	(228)	(258)
Net deferred income taxes	$—	$—

Schedule of reconciliation of the difference between the provision (benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate

	December 31,
	2022	2021
Income tax at statutory rate	21.0%	21.0%
Convertible notes	(1.80)%	0.3%
Stock compensation	(0.5)%	(0.4)%
Change in valuation allowance	(18.7)%	(20.9)%
Effective tax rate	0.0%	0.0%

Summary of reconciliation of unrecognized tax benefits

A reconciliation of unrecognized tax benefits at the beginning and end of 2022 and 2021 is as follows (in thousands):

	December 31,
	2022	2021
Balance, beginning of year	$7,270	$4,989
Increases due to current year tax positions	3,791	2,281
Decreases due to prior year tax positions	—	—
Balance, end of year	$11,061	$7,270